Common Shareholders' Equity (Details) - Equity Holders [Member] - CLP ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Equity holders of the controlling company	$ 199,162,731	$ 96,152,272	$ 130,141,692
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic income per share	$ 539.00	$ 260.22	$ 352.21
Diluted income per share	$ 539.00	$ 260.22	$ 352.21